As filed with the Securities and Exchange Commission on January 4, 2000
                                                      Registration No. 333-87215

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                --------------


                                   FORM N-14

                            REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933


                         Pre-Effective Amendment No. 2                     [X]
                         Post-Effective Amendment No.                      [ ]



                     Phoenix Strategic Equity Series Fund
        (Exact Name of Registrant as Specified in Declaration of Trust)

                                --------------


     101 Munson Street, Greenfield, Massachusetts                   01301
    (Address of Principal Executive Offices)                     (Zip Code)

         c/o Phoenix Equity Planning Corporation--Shareholder Services
                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)


                                --------------

                              Pamela S. Sinofsky
                Assistant Vice President and Assistant Counsel
                       Phoenix Investment Partners, Ltd.
                              56 Prospect Street
                       Hartford, Connecticut 06115-0479
                    (Name and Address of Agent for Service)


                          Copies of Communications to:

                           Geoffrey R.T. Kenyon, Esq.
                          Goodwin, Procter & Hoar LLP
                                 Exchange Place
                        Boston, Massachusetts 02109-2881

                                --------------


                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.


                                --------------


     Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of beneficial interest, $0.0001 par value per share of the Registrant. Accordingly, no filing fee is due in connection with this Registration Statement.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 9(a), may determine.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     PHOENIX STRATEGIC EQUITY SERIES FUND


                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)


                                    Part A:
              Information Required in Prospectus/Proxy Statement



                                                             Caption or Location in
        Form N-14 Item No. and Caption                     Prospectus/Proxy Statement
----------------------------------------------   ----------------------------------------------
 1. Beginning of Registration Statement and      Cover Page; Cross Reference Sheet
    Outside Front Cover Page of Prospectus

 2. Beginning and Outside Back Cover Page of     Table of Contents
    Prospectus

 3. Fee Table, Synopsis Information and Risk     Synopsis; Principal Risk Factors; Comparison
    Factors                                      of Investment Objectives and Policies

 4. Information about the Transaction            Synopsis; The Proposed Reorganization;
                                                 Comparative Information on Shareholder
                                                 Rights; Exhibit A (Agreement and Plan of
                                                 Reorganization)

 5. Information about the Registrant             Cover Page; Synopsis; Principal Risk Factors;
                                                 Comparison of Investment Objectives and
                                                 Policies; The Proposed Reorganization;
                                                 Comparative Information on Distribution
                                                 Arrangements; Comparative Information on
                                                 Shareholder Services; Comparative
                                                 Information on Shareholder Rights;
                                                 Management and Other Service Providers;
                                                 Additional Information About The Funds;
                                                 Current Prospectus of Registrant

 6. Information about the Company Being          Synopsis; Comparison of Investment
    Acquired                                     Objectives and Policies; The Proposed
                                                 Reorganization; Comparative Information on
                                                 Distribution Arrangements; Comparative
                                                 Information on Shareholder Services;
                                                 Comparative Information on Shareholder
                                                 Rights; Additional Information About The
                                                 Funds; Prospectus of the Phoenix-Seneca Mid
                                                 Cap Fund dated March 30, 1999

 7. Voting Information                           Synopsis; The Proposed Reorganization;
                                                 Comparative Information on Shareholder
                                                 Rights; Voting Information

 8. Interest of Certain Persons and Experts      The Proposed Reorganization

 9. Additional Information Required for          Not Appliable
    Reoffering By Persons Deemed to be
    Underwriters

                                    Part B:
          Information Required in Statement of Additional Information



                                                                 Caption or Location in
          Form N-14 Item No. and Caption                       Prospectus/Proxy Statement
-------------------------------------------------   -----------------------------------------------
10. Cover Page                                      Cover Page

11. Table of Contents                               Table of Contents

12. Additional Information about the Registrant     Cover Page; Statement of Additional
                                                    Information of Registrant dated August 27,
                                                    1999

13. Additional Information about the Company        Cover Page; Statement of Additional
    Being Acquired                                  Information of Phoenix Multi-Portfolio Fund
                                                    dated March 30, 1999

14. Financial Statements                            Annual Report of the Registrant for the year
                                                    ended April 30, 1999; Annual Report of
                                                    Phoenix Multi-Portfolio Fund for the year
                                                    ended November 30, 1998; Semiannual Report
                                                    of Phoenix Strategic Equity Series Fund for
                                                    the six-month period ended October 31, 1999;
                                                    Semiannual report of Phoenix Multi-Portfolio
                                                    Fund for the six-month period ended May 31,
                                                    1999; and Pro Forma Financial Statements


                                     Part C:
                                Other Information

15. Indemnification                                 Indemnification

16. Exhibits                                        Exhibits

17. Undertakings                                    Undertakings

Part A of the Registration Statement was previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, Registration No. 333-87215, (filed December 23, 1999) and is herein incorporated by reference.

                                     PART B

Each of the documents which is included as part of this Statement of Additional Information, except for the Semiannual Report of Phoenix Strategic Equity Series Fund for the six-month period, ended October 31, 1999, was previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, Registration No. 333-87215 (filed December 23, 1999) and is herein incorporated by reference. The Semiannual Report of Phoenix Strategic Equity Series Fund for the six-month period ended October 31, 1999, is included herein.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                           PHOENIX-SENECA MID CAP FUND
                                   a series of
                          Phoenix Multi-Portfolio Fund
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        By and in Exchange for Shares of

                       PHOENIX-SENECA STRATEGIC THEME FUND
                                   a series of
                      Phoenix Strategic Equity Series Fund
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

         This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets and all the liabilities of the Phoenix-Seneca Mid Cap Fund, a series of Phoenix Multi-Portfolio Fund, to the Phoenix-Seneca Strategic Theme Fund, a portfolio series of Phoenix Strategic Equity Series Fund, in exchange for shares of the corresponding class of the Strategic Theme Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) the Statement of Additional Information of Phoenix Strategic Equity Series Fund dated August 27, 1999;

         (2) the Statement of Additional Information of Phoenix Multi-Portfolio Fund dated March 30, 1999;

         (3) the Annual Report of Phoenix Strategic Equity Series Fund for the year ended April 30, 1999;

         (4) the Semiannual Report of Phoenix Strategic Equity Series Fund for the six-month period ended October 31, 1999.

         (5) the Annual Report of Phoenix Multi-Portfolio Fund for the year ended November 30, 1998;

         (6) the Semiannual Report of Phoenix Multi-Portfolio Fund for the six-month period ended May 31, 1999; and

         (7)      the Pro Forma Financial Statements.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated January __, 2000. A copy of the Prospectus/Proxy Statement may be obtained without charge by contacting Equity Planning, at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200 or by telephoning Equity Planning toll free at 1 (800) 243-4361.

         The date of this Statement of Additional Information is January  __,
2000.

Phoenix Investment Partners

Semiannual Report

October 31, 1999

ENGEMANN

Phoenix-Engemann
Small Cap Fund

SENECA

Phoenix-Seneca
Strategic Theme Fund

Phoenix-Seneca
Opportunities Fund

[LOGO] PHOENIX
     INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix Strategic Equity Series for the six months ended October 31, 1999.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

             Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Engemann Small Cap Fund...........................................     3
Phoenix-Seneca Strategic Theme Fund.......................................     9
Phoenix-Seneca Equity Opportunities Fund..................................    16
Notes to Financial Statements.............................................    21

PHOENIX-ENGEMANN SMALL CAP FUND

                        INVESTMENTS AT OCTOBER 31, 1999
                                  (UNAUDITED)

                                                       SHARES         VALUE
                                                     -----------   -------------

COMMON STOCKS--90.9%

AIR FREIGHT--1.3%
Expeditors International of Washington,
Inc.....................................                 90,000    $  3,363,750

BIOTECHNOLOGY--1.4%
Coulter Pharmaceutical, Inc.(b).........                 72,000       1,224,000
IDEC Pharmaceuticals Corp.(b)...........                 10,000       1,161,875
Pharmacyclics, Inc.(b)..................                 30,000       1,061,250
                                                                   ------------
                                                                      3,447,125
                                                                   ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.6%
Cumulus Media, Inc.(b)..................                 80,000       2,870,000
Insight Communications Co., Inc.(b).....                 34,500         815,062
Salem Communications Corp.(b)...........                 65,000       1,616,875
Spanish Broadcasting System, Inc.
Class A(b)..............................                 45,000       1,198,125
                                                                   ------------
                                                                      6,500,062
                                                                   ------------
COMMUNICATIONS EQUIPMENT--3.2%
Advanced Fibre Communications,
Inc.(b).................................                 76,000       1,662,500
Netro Corp.(b)..........................                 64,500       1,471,406
Ortel Corp.(b)..........................                150,000       4,968,750
                                                                   ------------
                                                                      8,102,656
                                                                   ------------

COMPUTERS (NETWORKING)--10.0%
Agile Software Corp.(b).................                 24,000       2,352,000
Akamai Technologies, Inc.(b)............                  3,000         435,562
Bluestone Software, Inc.(b).............                 24,000         885,000
Commerce One, Inc.(b)...................                 30,000       5,137,500
ITXC Corp.(b)...........................                 36,000       1,629,000
Intertrust Technologies Corp.(b)........                 12,000         654,000
Interwoven, Inc.(b).....................                 28,000       2,194,500
Keynote Systems, Inc.(b)................                 40,500       1,837,687
NetZero, Inc.(b)........................                 73,300       1,507,231
Women.com Networks, Inc.(b).............                455,930       8,206,740
                                                                   ------------
                                                                     24,839,220
                                                                   ------------

COMPUTERS (SOFTWARE & SERVICES)--17.3%
Abacus Direct Corp.(b)..................                 73,000      10,694,500
BEA Systems, Inc.(b)....................                120,000       5,475,000
Concentric Network Corp.(b).............                 54,000       1,383,750

                                                       SHARES         VALUE
                                                     ----------    ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
E.piphany, Inc.(b)......................                 18,000    $  1,548,000
Edwards (J.D.) & Co.(b).................                140,000       3,351,250
Inktomi Corp.(b)........................                  6,400         649,200
Legato Systems, Inc.(b).................                 69,400       3,730,250
New Era of Networks, Inc.(b)............                 55,000       1,784,062
Peregrine Systems, Inc.(b)..............                150,000       6,581,250
Sapient Corp.(b)........................                 45,000       5,754,375
Verio, Inc.(b)..........................                 60,000       2,238,750
                                                                   ------------
                                                                     43,190,387
                                                                   ------------

CONSUMER FINANCE--3.2%
Metris Companies, Inc...................                230,000       7,920,625

ELECTRICAL EQUIPMENT--4.0%
Advanced Energy Industries, Inc.(b).....                103,000       4,235,875
Flextronics International Ltd.(b).......                 80,000       5,680,000
                                                                   ------------
                                                                      9,915,875
                                                                   ------------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.8%
NETsilicon, Inc.(b).....................                165,000       2,103,750

ELECTRONICS (INSTRUMENTATION)--0.9%
Meade Instruments Corp.(b)..............                 85,000       2,167,500

ELECTRONICS (SEMICONDUCTORS)--12.7%
Applied Micro Circuits Corp.(b).........                108,000       8,403,750
Conexant Systems, Inc.(b)...............                 70,000       6,536,250
Micrel, Inc.(b).........................                134,000       7,286,250
SDL, Inc.(b)............................                 22,800       2,811,525
TriQuint Semiconductor, Inc.(b).........                 35,750       2,860,000
Vitesse Semiconductor Corp.(b)..........                 80,000       3,670,000
                                                                   ------------
                                                                     31,567,775
                                                                   ------------

EQUIPMENT (SEMICONDUCTOR)--0.7%
Cymer, Inc.(b)..........................                 44,000       1,625,250

FINANCIAL (DIVERSIFIED)--1.7%
Federal Agricultural Mortgage Corp.
Class C(b)..............................                176,000       3,234,000
Pinnacle Holdings, Inc.(b)..............                 45,000       1,080,000
                                                                   ------------
                                                                      4,314,000
                                                                   ------------

                       See Notes to Financial Statements                       3

Phoenix-Engemann Small Cap Fund

                                                       SHARES         VALUE
                                                     ----------    ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Championship Auto Racing Teams,
Inc.(b).................................                 51,000    $  1,169,813
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
Inhale Therapeutic Systems(b)...........                 40,000       1,102,500
ViroPharma, Inc.(b).....................                  9,000         187,875
                                                                   ------------
                                                                      1,290,375
                                                                   ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.6%
ArthroCare Corp.(b).....................                 21,000       1,522,500

INVESTMENT MANAGEMENT--1.4%
Gabelli Asset Management, Inc.
Class A(b)..............................                241,500       3,607,406

OIL & GAS (EXPLORATION & PRODUCTION)--0.7%
Pinnacle Oil International, Inc.(b).....                115,000       1,635,156
POWER PRODUCERS (INDEPENDENT)--0.1%
Plug Power, Inc.(b).....................                 22,500         360,000

RAILROADS--1.5%
Kansas City Southern Industries, Inc....                 80,000       3,795,000
RESTAURANTS--1.7%
Cheesecake Factory, Inc. (The)(b).......                139,000       4,256,875

RETAIL (BUILDING SUPPLIES)--0.4%
Fastenal Co.............................                 28,000       1,015,000
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
REX Stores Corp.(b).....................                 33,000         944,625

RETAIL (DISCOUNTERS)--1.5%
99 Cents Only Stores(b).................                124,275       3,712,716

RETAIL (FOOD CHAINS)--2.4%
Smart & Final, Inc.(b)..................                303,832       2,772,467
Whole Foods Market, Inc.(b).............                 95,000       3,230,000
                                                                   ------------
                                                                      6,002,467
                                                                   ------------

RETAIL (SPECIALTY)--7.2%
Cost Plus, Inc.(b)......................                270,000       9,855,000
Linens 'n Things, Inc.(b)...............                 58,000       2,305,500
Lithia Motors, Inc. Class A(b)..........                 75,000       1,495,313
Sonic Automotive, Inc.(b)...............                100,000       1,043,750
eToys, Inc.(b)..........................                 23,000       1,374,250

                                                       SHARES         VALUE
                                                     ----------    ------------
RETAIL (SPECIALTY)--CONTINUED
uBid, Inc.(b)...........................                 48,000    $  1,758,000
                                                                   ------------
                                                                     17,831,813
                                                                   ------------

RETAIL (SPECIALTY-APPAREL)--0.8%
Children's Place Retail Stores, Inc.
(The)(b)................................                 75,000       1,954,688

SERVICES (ADVERTISING/MARKETING)--0.3%
MyPoints.com, Inc.(b)...................                 60,000         810,000

SERVICES (COMMERCIAL & CONSUMER)--4.1%
Charles River Associates, Inc.(b).......                 45,000       1,136,250
Corporate Executive Board Co.
(The)(b)................................                 60,000       2,265,000
MIPS Technologies, Inc. Class A(b)......                103,650       2,992,894
NCO Group, Inc.(b)......................                 92,000       3,898,500
                                                                   ------------
                                                                     10,292,644
                                                                   ------------

SERVICES (COMPUTER SYSTEMS)--3.4%
CyberSource Corp.(b)....................                 49,000       3,111,500
Whittman-Hart, Inc.(b)..................                140,000       5,381,250
                                                                   ------------
                                                                      8,492,750
                                                                   ------------

SERVICES (DATA PROCESSING)--0.6%
Predictive Systems, Inc.(b).............                 19,500         848,250
ZapMe! Corp.(b).........................                 90,000         675,000
                                                                   ------------
                                                                      1,523,250
                                                                   ------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.3%
WinStar Communications, Inc.(b).........                 82,000       3,182,625

TELEPHONE--0.9%
Allied Riser Communications Corp.(b)....                 36,000         650,250
Network Plus Corp.(b)...................                121,000       1,497,375
                                                                   ------------
                                                                      2,147,625
                                                                   ------------

TEXTILES (APPAREL)--0.8%
bebe Stores, Inc.(b)....................                 72,500       1,912,188
- --------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $136,297,347)                                      226,517,491
- --------------------------------------------------------------------------------

4                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                                                       SHARES         VALUE
                                                     ----------    ------------

FOREIGN COMMON STOCKS--4.0%

COMMUNICATIONS EQUIPMENT--1.5%
Research in Motion Ltd. (Canada)(b).....                120,000    $  3,724,251
INSURANCE (LIFE/HEALTH)--0.4%
London Pacific Group Ltd. Sponsored ADR
(United Kingdom)........................                 49,000         986,125

OIL & GAS (EXPLORATION & PRODUCTION)--1.9%
Encal Energy Ltd. (Canada)(b)...........              1,000,000       4,589,027

SERVICES (DATA PROCESSING)--0.2%
Trintech Group PLC Sponsored ADR
(Germany)(b)............................                 30,000         528,750
- --------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,535,786)                                          9,828,153
- --------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.9%
(IDENTIFIED COST $142,833,133)                                      236,345,644
- --------------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          --------  -----------   ---------------

SHORT-TERM OBLIGATIONS--4.8%

COMMERCIAL PAPER--4.2%
Coca Cola Co. 5.27%, 11/1/99............    A-1+    $    6,365    $  6,365,000
Koch Industries, Inc. 5.34%, 11/1/99....    A-1+         4,055       4,055,000
                                                                  ------------
                                                                    10,420,000
                                                                  ------------

FEDERAL AGENCY SECURITIES--0.6%
FMC Discount Note 5.16%, 11/1/99........                 1,635       1,635,000
- ---------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,055,000)                                       12,055,000
- ---------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $154,888,133)                                     248,400,644(a)
Cash and receivables, less liabilities--0.3%                           794,198
                                                                  ------------
NET ASSETS--100.0%                                                $249,194,842
                                                                  ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $98,360,705 and gross depreciation of $5,818,804 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $155,858,743.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $154,888,133)                              $  248,400,644
Cash                                                                 303,105
Receivables
  Fund shares sold                                                 2,773,743
  Investment securities sold                                       1,764,672
Prepaid expenses                                                       4,528
                                                              --------------
    Total assets                                                 253,246,692
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  3,253,262
  Fund shares repurchased                                            295,676
  Transfer agent fee                                                 142,263
  Investment advisory fee                                            138,213
  Distribution fee                                                   104,913
  Financial agent fee                                                 18,786
  Trustees' fee                                                        5,390
Accrued expenses                                                      93,347
                                                              --------------
    Total liabilities                                              4,051,850
                                                              --------------
NET ASSETS                                                    $  249,194,842
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  183,661,374
Undistributed net investment loss                                 (1,725,752)
Accumulated net realized loss                                    (26,253,291)
Net unrealized appreciation                                       93,512,511
                                                              --------------
NET ASSETS                                                    $  249,194,842
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $146,949,687)                                        7,255,402
Net asset value per share                                             $20.25
Offering price per share $20.25/(1-4.75%)                             $21.26
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $102,245,155)                                        5,226,263
Net asset value and offering price per share                          $19.56

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      147,458
Dividends                                                             48,227
                                                              --------------
    Total investment income                                          195,685
                                                              --------------
EXPENSES
Investment advisory fee                                              791,025
Distribution fee, Class A                                            151,332
Distribution fee, Class B                                            449,372
Financial agent                                                      104,364
Transfer agent                                                       327,572
Printing                                                              37,619
Professional                                                          19,804
Registration                                                          16,683
Custodian                                                              9,653
Trustees                                                               8,689
Miscellaneous                                                          5,324
                                                              --------------
    Total expenses                                                 1,921,437
                                                              --------------
NET INVESTMENT LOSS                                               (1,725,752)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (944,423)
Net realized gain on foreign currency transactions                       668
Net change in unrealized appreciation (depreciation) on
  investments                                                     58,716,695
                                                              --------------
NET GAIN ON INVESTMENTS                                           57,772,940
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   56,047,188
                                                              ==============

6                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/99     Year Ended
                                          (Unaudited)      4/30/99
                                          ------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $ (1,725,752) $  (3,189,899)
  Net realized gain (loss)                    (943,755)   (24,983,780)
  Net change in unrealized appreciation
    (depreciation)                          58,716,695      6,208,917
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               56,047,188    (21,964,762)
                                          ------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                       --     (5,773,229)
  Net realized gains, Class B                       --     (4,219,826)
                                          ------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --     (9,993,055)
                                          ------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (16,115,590 and 18,013,110 shares,
    respectively)                          273,409,835    273,064,204
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 360,829 shares, respectively)            --      5,383,573
  Cost of shares repurchased (16,569,477
    and 22,385,155 shares, respectively)  (280,818,977)  (343,459,404)
                                          ------------  -------------
Total                                       (7,409,142)   (65,011,627)
                                          ------------  -------------
CLASS B
  Proceeds from sales of shares (498,510
    and 987,925 shares, respectively)        8,340,399     14,507,598
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 243,730 shares, respectively)            --      3,536,528
  Cost of shares repurchased (1,127,028
    and 4,075,435 shares, respectively)    (18,445,649)   (61,757,518)
                                          ------------  -------------
Total                                      (10,105,250)   (43,713,392)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (17,514,392)  (108,725,019)
                                          ------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS     38,532,796   (140,682,836)
NET ASSETS
  Beginning of period                      210,662,046    351,344,882
                                          ------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($1,725,752) AND $0, RESPECTIVELY]    $249,194,842  $ 210,662,046
                                          ============  =============

                       See Notes to Financial Statements                       7

Phoenix-Engemann Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                          ----------------------------------------------------------------
                                          SIX MONTHS                                              FROM
                                             ENDED             YEAR ENDED APRIL 30              INCEPTION
                                           10/31/99     ---------------------------------      10/16/95 TO
                                          (UNAUDITED)      1999         1998         1997        4/30/96
Net asset value, beginning of period        $15.74      $ 17.37      $ 14.13      $ 16.74          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               (0.11)(5)    (0.14)(5)    (0.08)(5)    (0.05)(5)       (0.04)(1)(5)
  Net realized and unrealized gain
    (loss)                                    4.62        (0.88)        6.80        (2.53)           6.79
                                            ------      -------      -------      -------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                            4.51        (1.02)        6.72        (2.58)           6.75
                                            ------      -------      -------      -------          ------
LESS DISTRIBUTIONS
  Dividends from net realized gains             --        (0.61)       (3.48)       (0.02)             --
  In excess of net investment income            --           --           --           --           (0.01)
  In excess of net realized gains               --           --           --        (0.01)             --
                                            ------      -------      -------      -------          ------
      TOTAL DISTRIBUTIONS                       --        (0.61)       (3.48)       (0.03)          (0.01)
                                            ------      -------      -------      -------          ------
Change in net asset value                     4.51        (1.63)        3.24        (2.61)           6.74
                                            ------      -------      -------      -------          ------
NET ASSET VALUE, END OF PERIOD              $20.25      $ 15.74      $ 17.37      $ 14.13          $16.74
                                            ======      =======      =======      =======          ======
Total return(2)                              28.72 %(4)   (5.66)%      52.33 %     (15.43)%         67.48 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $146,950      $121,313     $203,560     $155,089        $98,372
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.50 %(3)    1.46 %(6)    1.31 %       1.37 %          1.50 %(3)
  Net investment income (loss)               (1.31)%(3)   (0.95)%      (0.48)%      (0.28)%         (0.53)%(3)
Portfolio turnover                              53 %(4)     276 %        498 %        325 %           103 %(4)

                                                                     CLASS B
                                          --------------------------------------------------------------
                                          SIX MONTHS                                            FROM
                                             ENDED            YEAR ENDED APRIL 30             INCEPTION
                                           10/31/99     -------------------------------      10/16/95 TO
                                          (UNAUDITED)     1999         1998        1997        4/30/96
Net asset value, beginning of period        $15.26      $16.99      $ 13.98      $16.68          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               (0.17)(5)   (0.25)(5)    (0.21)(5)   (0.17)(5)       (0.09)(1)(5)
  Net realized and unrealized gain
    (loss)                                    4.47       (0.87)        6.70       (2.50)           6.77
                                            ------      ------      -------      ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                            4.30       (1.12)        6.49       (2.67)           6.68
                                            ------      ------      -------      ------          ------
LESS DISTRIBUTIONS
  Dividends from net realized gains             --       (0.61)       (3.48)      (0.02)             --
  In excess of net realized gains               --          --           --       (0.01)             --
                                            ------      ------      -------      ------          ------
      TOTAL DISTRIBUTIONS                       --       (0.61)       (3.48)      (0.03)             --
                                            ------      ------      -------      ------          ------
Change in net asset value                     4.30       (1.73)        3.01       (2.70)           6.68
                                            ------      ------      -------      ------          ------
NET ASSET VALUE, END OF PERIOD              $19.56      $15.26      $ 16.99      $13.98          $16.68
                                            ======      ======      =======      ======          ======
Total return(2)                              28.24 %(4)  (6.39)%      51.16 %    (16.03)%         66.80 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $102,245      $89,349     $147,785     $97,647        $45,168
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.24 %(3)   2.21 %(6)    2.06 %      2.12 %          2.26 %(3)
  Net investment income (loss)               (2.06)%(3)  (1.70)%      (1.22)%     (1.03)%         (1.44)%(3)
Portfolio turnover                              53 %(4)    276 %        498 %       325 %           103 %(4)

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.
(6) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                        INVESTMENTS AT OCTOBER 31, 1999
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                     ---------   -------------

COMMON STOCKS--85.0%
ALUMINUM--3.4%
Alcoa, Inc..............................              119,850    $  7,280,887

BROADCASTING (TELEVISION, RADIO & CABLE)--6.2%
AMFM, Inc.(b)...........................               57,500       4,025,000
EchoStar Communications Corp.(b)........              152,200       9,417,375
                                                                 ------------
                                                                   13,442,375
                                                                 ------------

CHEMICALS--3.2%
Dow Chemical Co.........................               59,000       6,976,750

COMMUNICATIONS EQUIPMENT--9.0%
General Motors Corp. Class H(b).........              146,000      10,630,625
Motorola, Inc...........................               89,000       8,671,937
                                                                 ------------
                                                                   19,302,562
                                                                 ------------
COMPUTERS (HARDWARE)--6.5%
Extreme Networks, Inc.(b)...............               30,700       2,465,594
Sun Microsystems, Inc.(b)...............              109,600      11,597,050
                                                                 ------------
                                                                   14,062,644
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--4.3%
Microsoft Corp.(b)......................              100,600       9,311,787

ELECTRICAL EQUIPMENT--2.7%
General Electric Co.....................               43,300       5,869,856
ELECTRONICS (SEMICONDUCTORS)--11.3%
Intel Corp..............................               54,400       4,212,600
LSI Logic Corp.(b)......................              150,950       8,028,653
Texas Instruments, Inc..................              135,000      12,116,250
                                                                 ------------
                                                                   24,357,503
                                                                 ------------

EQUIPMENT (SEMICONDUCTOR)--7.3%
Applied Materials, Inc.(b)..............              119,100      10,696,669

                                                      SHARES        VALUE
                                                     --------    ------------
EQUIPMENT (SEMICONDUCTOR)--CONTINUED
Teradyne, Inc.(b).......................              129,200    $  4,974,200
                                                                 ------------
                                                                   15,670,869
                                                                 ------------

FINANCIAL (DIVERSIFIED)--6.1%
Citigroup, Inc..........................               89,550       4,846,894
Morgan Stanley Dean Witter & Co.........               75,300       8,306,531
                                                                 ------------
                                                                   13,153,425
                                                                 ------------

HEALTH CARE (DIVERSIFIED)--1.8%
Johnson & Johnson.......................               37,000       3,875,750

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
VISX, Inc.(b)...........................               79,500       4,973,719

OIL & GAS (DRILLING & EQUIPMENT)--6.7%
Baker Hughes, Inc.......................              260,200       7,269,337
Halliburton Co..........................              193,000       7,273,687
                                                                 ------------
                                                                   14,543,024
                                                                 ------------

RETAIL (COMPUTERS & ELECTRONICS)--5.3%
Best Buy Co., Inc.(b)...................               31,160       1,731,328
Tandy Corp..............................              155,000       9,755,313
                                                                 ------------
                                                                   11,486,641
                                                                 ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--5.4%
Nextel Communications, Inc.(b)..........               46,500       4,007,719
Sprint Corp. (PCS Group)(b).............               92,000       7,630,250
                                                                 ------------
                                                                   11,637,969
                                                                 ------------

TELECOMMUNICATIONS (LONG DISTANCE)--3.5%
MCI WorldCom, Inc.(b)...................               87,240       7,486,283
- ------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $152,539,053)                                    183,432,044
- ------------------------------------------------------------------------------

                       See Notes to Financial Statements                       9

Phoenix-Seneca Strategic Theme Fund

                                                      SHARES        VALUE
                                                     --------    ------------

FOREIGN COMMON STOCKS--9.2%

COMMUNICATIONS EQUIPMENT--9.2%
Nokia Oyj Sponsored ADR (Finland).......               92,900    $ 10,735,756
Nortel Networks Corp. (Canada)..........              147,000       9,104,813
- ------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,144,613)                                      19,840,569
- ------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.2%
(IDENTIFIED COST $167,683,666)                                    203,272,613
- ------------------------------------------------------------------------------

                                          STANDARD   PAR
                                          & POOR'S  VALUE
                                           RATING   (000)        VALUE
                                          --------  -------   ---------------

SHORT-TERM OBLIGATIONS--3.4%

COMMERCIAL PAPER--3.4%
Koch Industries, Inc. 5.34%, 11/1/99....    A-1+    $3,245    $  3,245,000
Albertson's, Inc. 5.30%, 11/2/99........    A-1      1,500       1,499,779
Gannett Co., Inc. 5.30%, 11/5/99........    A-1      1,575       1,574,072
Private Export Funding Corp. 5.28%,
11/9/99.................................    A-1+     1,000         998,827
- -----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,317,678)                                     7,317,678
- -----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.6%
(IDENTIFIED COST $175,001,344)                                 210,590,291(a)
Cash and receivables, less liabilities--2.4%                     5,119,651
                                                              ------------
NET ASSETS--100.0%                                            $215,709,942
                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,289,866 and gross depreciation of $5,089,260 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $175,389,685.
(b)  Non-income producing.

10
                       See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $175,001,344)                              $  210,590,291
Cash                                                                   1,622
Receivables
  Investment securities sold                                       7,716,073
  Fund shares sold                                                   170,369
  Dividends and interest                                              20,475
Prepaid expenses                                                       2,630
                                                              --------------
    Total assets                                                 218,501,460
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,408,992
  Fund shares repurchased                                             55,840
  Investment advisory fee                                            129,545
  Distribution fee                                                    99,395
  Transfer agent fee                                                  30,643
  Financial agent fee                                                 20,848
  Trustees' fee                                                        4,481
Accrued expenses                                                      41,774
                                                              --------------
    Total liabilities                                              2,791,518
                                                              --------------
NET ASSETS                                                    $  215,709,942
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  149,181,334
Undistributed net investment loss                                   (945,236)
Accumulated net realized gain                                     31,884,897
Net unrealized appreciation                                       35,588,947
                                                              --------------
NET ASSETS                                                    $  215,709,942
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $122,198,546)                                        6,634,775
Net asset value per share                                             $18.42
Offering price per share $18.42/(1-4.75%)                             $19.34
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $92,047,015)                                         5,165,204
Net asset value per share and offering per share                      $17.82
CLASS C
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $1,464,381)                                             82,170
Net asset value per share and offering per share                      $17.82

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      445,358
Interest                                                             270,826
                                                              --------------
    Total investment income                                          716,184
                                                              --------------
EXPENSES
Investment advisory fee                                              759,686
Distribution fee, Class A                                            142,901
Distribution fee, Class B                                            436,497
Distribution fee, Class C                                              4,814
Financial agent fee                                                  104,205
Transfer agent                                                       136,846
Registration                                                          22,685
Printing                                                              19,857
Professional                                                          15,049
Custodian                                                              9,084
Trustees                                                               8,571
Miscellaneous                                                          3,913
                                                              --------------
    Total expenses                                                 1,664,108
    Custodian fees paid indirectly                                    (2,688)
                                                              --------------
    Net expenses                                                   1,661,420
                                                              --------------
NET INVESTMENT LOSS                                                 (945,236)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   32,263,878
Net change in unrealized appreciation (depreciation) on
  investments                                                    (12,116,802)
                                                              --------------
NET GAIN ON INVESTMENTS                                           20,147,076
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   19,201,840
                                                              ==============

                       See Notes to Financial Statements                      11

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/99     Year Ended
                                          (Unaudited)     4/30/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (945,236) $ (1,592,337)
  Net realized gain (loss)                  32,263,878    18,354,872
  Net change in unrealized appreciation
    (depreciation)                         (12,116,802)   38,225,117
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               19,201,840    54,987,652
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A               (9,383,652)   (6,923,924)
  Net realized gains, Class B               (7,340,312)   (5,772,230)
  Net realized gains, Class C                 (103,337)      (28,108)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (16,827,301)  (12,724,262)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,478,273 and 3,919,529 shares,
    respectively)                           27,016,064    64,808,215
  Net asset value of shares issued from
    reinvestment of distributions
    (510,078 and 419,976 shares,
    respectively)                            8,982,584     6,560,032
  Cost of shares repurchased (1,272,801
    and 4,982,395 shares, respectively)    (23,340,769)  (76,814,571)
                                          ------------  ------------
Total                                       12,657,879    (5,446,324)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (424,048
    and 819,204 shares, respectively)        7,538,687    13,391,640
  Net asset value of shares issued from
    reinvestment of distributions
    (378,552 and 329,762 shares,
    respectively)                            6,454,296     5,028,874
  Cost of shares repurchased (410,260
    and 1,286,009 shares, respectively)     (7,350,883)  (18,585,029)
                                          ------------  ------------
Total                                        6,642,100      (164,515)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (43,077
    and 36,724 shares, respectively)           772,709       589,799
  Net asset value of shares issued from
    reinvestment of distributions
    (5,562 and 1,354 shares,
    respectively)                               94,887        20,648
  Cost of shares repurchased (4,877 and
    19,484 shares, respectively)               (83,057)     (266,095)
                                          ------------  ------------
Total                                          784,539       344,352
                                          ------------  ------------
CLASS M
  Cost of shares repurchased (0 and
    16,288 shares, respectively)                    --      (223,551)
                                          ------------  ------------
Total                                               --      (223,551)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      20,084,518    (5,490,038)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     22,459,057    36,773,352
NET ASSETS
  Beginning of period                      193,250,885   156,477,533
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($945,236) AND $0, RESPECTIVELY]      $215,709,942  $193,250,885
                                          ============  ============

12                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         YEAR ENDED APRIL 30               FROM INCEPTION
                                          10/31/99            -------------------------------------------   10/16/95 TO
                                          (UNAUDITED)              1999            1998           1997      4/30/96
Net asset value, beginning of period      $   18.22           $   13.70        $  12.03       $  12.37      $  10.00
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)                (0.06)(5)           (0.11)(5)       (0.04)(5)       0.06(5)       0.00(1)(5)
  Net realized and unrealized gain
    (loss)                                     1.80                6.03            4.03          (0.38)         2.39
                                          ---------           ---------        --------       --------      --------
      TOTAL FROM INVESTMENT OPERATIONS         1.74                5.92            3.99          (0.32)         2.39
                                          ---------           ---------        --------       --------      --------
LESS DISTRIBUTIONS
  Dividends from net investment income           --                  --              --          (0.01)           --
  Dividends from net realized gains           (1.54)              (1.40)          (2.29)            --            --
  In excess of net investment income             --                  --           (0.03)            --            --
  In excess of net realized gains                --                  --              --          (0.01)           --
  Tax return of capital                          --                  --              --             --         (0.02)
                                          ---------           ---------        --------       --------      --------
      TOTAL DISTRIBUTIONS                     (1.54)              (1.40)          (2.32)         (0.02)        (0.02)
                                          ---------           ---------        --------       --------      --------
  Change in net asset value                    0.20                4.52            1.67          (0.34)         2.37
                                          ---------           ---------        --------       --------      --------
NET ASSET VALUE, END OF PERIOD            $   18.42           $   18.22        $  13.70       $  12.03      $  12.37
                                          =========           =========        ========       ========      ========
Total return(2)                                9.95 %(4)          44.91 %         36.22 %        (2.57)%       23.89 %(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $122,199            $107,871         $89,884        $77,827       $33,393

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.31 %(3)(7)        1.38 %(7)       1.33 %         1.40 %        1.40 %(3)
  Net investment income (loss)                (0.60)%(3)          (0.72)%         (0.26)%         0.49 %       (0.09)%(3)
Portfolio turnover                              110 %(4)            205 %           618 %          532 %         175 %(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      13

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS B
                                          ------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                        YEAR ENDED APRIL 30              FROM INCEPTION
                                          10/31/99           -----------------------------------------   10/16/95 TO
                                          (UNAUDITED)            1999           1998          1997       4/30/96
Net asset value, beginning of period      $  17.75           $  13.46       $  11.91      $  12.33       $  10.00
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)               (0.12)(5)          (0.22)(5)      (0.14)(5)     (0.03)(5)      (0.06)(1)(5)
  Net realized and unrealized gain
    (loss)                                    1.73               5.91           3.98         (0.38)          2.40
                                          --------           --------       --------      --------       --------
      TOTAL FROM INVESTMENT OPERATIONS        1.61               5.69           3.84(5)      (0.41)          2.34
                                          --------           --------       --------      --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income          --                 --             --            --             --
  Dividends from net realized gains          (1.54)             (1.40)         (2.29)           --             --
  In excess of net investment income            --                 --             --            --             --
  In excess of net realized gains               --                 --             --         (0.01)            --
  Tax return of capital                         --                 --             --            --          (0.01)
                                          --------           --------       --------      --------       --------
      TOTAL DISTRIBUTIONS                    (1.54)             (1.40)         (2.29)        (0.01)         (0.01)
                                          --------           --------       --------      --------       --------
  Change in net asset value                   0.07               4.29           1.55         (0.42)          2.33
                                          --------           --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD            $  17.82           $  17.75       $  13.46      $  11.91       $  12.33
                                          ========           ========       ========      ========       ========
Total return(2)                               9.47 %(4)         43.98 %        35.18 %       (3.31)%        23.41 %(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $92,047            $84,698        $66,107       $49,843        $11,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.06 %(3)(7)       2.13 %(7)      2.08 %        2.15 %         2.16 %(3)
  Net investment income (loss)               (1.35)%(3)         (1.48)%        (1.02)%       (0.23)%        (1.06)%(3)
Portfolio turnover                             110 %(4)           205 %          618 %         532 %          175 %(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

14                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS C
                                                ------------------------------------------
                                                SIX MONTHS                         FROM
                                                   ENDED            YEAR        INCEPTION
                                                 10/31/99           ENDED       11/3/97 TO
                                                (UNAUDITED)        4/30/99       4/30/98
Net asset value, beginning of period              $17.75           $13.47         $14.93
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                     (0.12)(4)        (0.22)(4)      (0.05)(4)
  Net realized and unrealized gain
    (loss)                                          1.73             5.90           0.88
                                                  ------           ------         ------
      TOTAL FROM INVESTMENT OPERATIONS              1.61             5.68           0.83
                                                  ------           ------         ------
LESS DISTRIBUTIONS
  Dividends from net realized gains                (1.54)           (1.40)         (2.29)
                                                  ------           ------         ------
      TOTAL DISTRIBUTIONS                          (1.54)           (1.40)         (2.29)
                                                  ------           ------         ------
Change in net asset value                           0.07             4.28          (1.46)
                                                  ------           ------         ------
NET ASSET VALUE, END OF PERIOD                    $17.82           $17.75         $13.47
                                                  ======           ======         ======
Total return(1)                                     9.47 %(3)       43.87 %         7.92 %(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,464             $682           $267

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.06 %(2)(6)     2.13 %(6)      2.08 %(2)
  Net investment income (loss)                     (1.36)%(2)       (1.47)%        (0.87)%(2)
Portfolio turnover                                   110 %(3)         205 %          618 %(3)

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      15

PHOENIX-SENECA EQUITY OPPORTUNITIES FUND

                        INVESTMENTS AT OCTOBER 31, 1999
                                  (UNAUDITED)


                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--82.5%

ALUMINUM--1.8%
Alcoa, Inc..............................        67,800  $  4,118,850
BANKS (MAJOR REGIONAL)--2.9%
Mellon Financial Corp...................       178,630     6,598,146

BROADCASTING (TELEVISION, RADIO & CABLE)--3.5%
AMFM, Inc.(b)...........................       112,110     7,847,700

CHEMICALS -- 2.0%
Dow Chemical Co.........................        37,380     4,420,185

COMMUNICATIONS EQUIPMENT--7.0%
General Motors Corp. Class H(b).........        99,220     7,224,456
Motorola, Inc...........................        82,510     8,039,568
Sycamore Networks, Inc.(b)..............         2,330       500,950
                                                        ------------
                                                          15,764,974
                                                        ------------

COMPUTERS (HARDWARE)--2.6%
Sun Microsystems, Inc.(b)...............        54,130     5,727,631

COMPUTERS (NETWORKING)--3.1%
Cisco Systems, Inc.(b)..................        79,476     5,881,224
Internap Network Services Corp.(b)......        11,410     1,053,999
                                                        ------------
                                                           6,935,223
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--3.9%
Microsoft Corp.(b)......................        94,400     8,737,900

ELECTRICAL EQUIPMENT--4.2%
General Electric Co.....................        70,000     9,489,375

ELECTRONICS (SEMICONDUCTORS)--1.3%
Intel Corp..............................        37,600     2,911,650

FINANCIAL (DIVERSIFIED)--8.1%
Citigroup, Inc..........................       172,605     9,342,246
Morgan Stanley Dean Witter & Co.........        79,690     8,790,803
                                                        ------------
                                                          18,133,049
                                                        ------------
FOODS--2.0%
General Mills, Inc......................        52,050     4,538,109

                                               SHARES      VALUE
                                              --------  ------------

HEALTH CARE (DIVERSIFIED)--6.6%
Bristol-Myers Squibb Co.................       110,000  $  8,449,375
Johnson & Johnson.......................        60,960     6,385,560
                                                        ------------
                                                          14,834,935
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.9%
Merck & Co., Inc........................        82,840     6,590,957

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.5%
Procter & Gamble Co. (The)..............        52,430     5,498,596

OIL & GAS (DRILLING & EQUIPMENT)--5.0%
Baker Hughes, Inc.......................       176,620     4,934,321
Halliburton Co..........................       165,410     6,233,889
                                                        ------------
                                                          11,168,210
                                                        ------------

OIL (INTERNATIONAL INTEGRATED)--2.9%
Texaco, Inc.............................       104,640     6,422,280

RETAIL (BUILDING SUPPLIES)--1.2%
Lowe's Companies, Inc...................        47,560     2,615,800

RETAIL (COMPUTERS & ELECTRONICS)--3.6%
Tandy Corp..............................       128,010     8,056,629

RETAIL (GENERAL MERCHANDISE)--2.6%
Wal-Mart Stores, Inc....................       100,100     5,718,213

RETAIL (SPECIALTY-APPAREL)--2.2%
TJX Companies, Inc. (The)...............       177,950     4,826,894

SERVICES (ADVERTISING/MARKETING)--4.1%
Outdoor Systems, Inc.(b)................       217,360     9,210,630

TELECOMMUNICATIONS (LONG DISTANCE)--3.6%
MCI WorldCom, Inc.(b)...................        95,030     8,154,762

TELEPHONE--2.9%
Bell Atlantic Corp......................        98,640     6,405,435
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $140,768,613)                           184,726,133
- --------------------------------------------------------------------

16                     See Notes to Financial Statements

Phoenix-Seneca Equity Opportunities Fund


                                               SHARES      VALUE
                                              --------  ------------
FOREIGN COMMON STOCKS--11.1%

COMMUNICATIONS EQUIPMENT--8.0%
Nokia Oyj Sponsored ADR (Finland).......        75,340  $  8,706,479
Nortel Networks Corp. (Canada)..........       149,220     9,242,314
                                                        ------------
                                                          17,948,793
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--3.1%
STMicroelectronics NV (Netherlands).....        76,400     6,942,850
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $19,270,683)                             24,891,643
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--93.6%
(IDENTIFIED COST $160,039,296)                           209,617,776
- --------------------------------------------------------------------

                                          STANDARD   PAR
                                          & POOR'S  VALUE
                                           RATING   (000)      VALUE
                                           ------   ------  ------------
SHORT-TERM OBLIGATIONS--4.3%

COMMERCIAL PAPER--4.3%
General Electric Capital Corp. 5.25%,
11/1/99.................................    A-1+    $3,565  $  3,565,000

Enterprise Funding Corp. 5.30%,
11/2/99.................................    A-1      3,000     2,999,558
Merrill Lynch & Co., Inc. 5.33%,
11/3/99.................................    A-1+     3,140     3,139,070
- ------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $9,703,628)                                   9,703,628
- ------------------------------------------------------------------------

TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $169,742,924)                               219,321,404(a)
Cash and receivables, less liabilities--2.1%                   4,593,343
                                                            ------------
NET ASSETS--100.0%                                          $223,914,747
                                                            ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $52,558,227 and gross depreciation of $3,245,748 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $170,008,925.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Seneca Equity Opportunities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $169,742,924)                              $  219,321,404
Cash                                                                   5,777
Receivables
  Investment securities sold                                       4,798,059
  Dividends and interest                                             166,085
  Fund shares sold                                                       149
Prepaid expenses                                                       3,553
                                                              --------------
    Total assets                                                 224,295,027
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                     39,905
  Fund shares repurchased                                             42,460
  Investment advisory fee                                            124,983
  Distribution fee                                                    46,468
  Transfer agent fee                                                  37,735
  Financial agent fee                                                 18,225
  Trustees' fee                                                        5,390
Accrued expenses                                                      65,114
                                                              --------------
    Total liabilities                                                380,280
                                                              --------------
NET ASSETS                                                    $  223,914,747
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 151,463,293
Undistributed net investment loss                                   (343,592)
Accumulated net realized gain                                     23,216,566
Net unrealized appreciation                                       49,578,480
                                                              --------------
NET ASSETS                                                    $  223,914,747
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.0001
  par value, unlimited authorization
  (Net Assets $220,832,264)                                       23,103,652
Net asset value per share                                              $9.56
Offering price per share $9.56/(1-4.75%)                              $10.04
CLASS B
Shares of beneficial interest outstanding, $0.0001
  par value, unlimited authorization
  (Net Assets $3,082,483)                                            337,793
Net asset value and offering price per share                           $9.13

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      784,479
Interest                                                             176,940
                                                              --------------
    Total investment income                                          961,419
                                                              --------------
EXPENSES
Investment advisory fee                                              733,444
Distribution fee, Class A                                            258,456
Distribution fee, Class B                                             13,952
Financial agent fee                                                  104,353
Transfer agent                                                       124,128
Printing                                                              19,773
Professional                                                          16,188
Registration                                                          15,296
Trustees                                                               8,688
Custodian                                                              6,907
Miscellaneous                                                          3,826
                                                              --------------
    Total expenses                                                 1,305,011
                                                              --------------
NET INVESTMENT LOSS                                                 (343,592)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   23,495,759
Net change in unrealized appreciation (depreciation) on
  investments                                                      4,991,778
                                                              --------------
NET GAIN ON INVESTMENTS                                           28,487,537
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   28,143,945
                                                              ==============

18                     See Notes to Financial Statements

Phoenix-Seneca Equity Opportunities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/99     Year Ended
                                          (Unaudited)     4/30/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (343,592) $   (414,880)
  Net realized gain (loss)                  23,495,759     8,800,896
  Net change in unrealized appreciation
    (depreciation)                           4,991,778    22,526,413
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               28,143,945    30,912,429
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A               (8,212,238)  (14,338,287)
  Net realized gains, Class B                 (116,465)     (184,555)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (8,328,703)  (14,522,842)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (152,954
    and 776,243 shares, respectively)        1,403,922     6,205,793
  Net asset value of shares issued from
    reinvestment of distributions
    (693,792 and 1,318,749 shares,
    respectively)                            6,056,802    10,444,800
  Cost of shares repurchased (887,538
    and 3,121,846 shares, respectively)     (7,981,804)  (25,370,488)
                                          ------------  ------------
Total                                         (521,080)   (8,719,895)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (42,968
    and 113,886 shares, respectively)          375,318       896,049
  Net asset value of shares issued from
    reinvestment of distributions
    (11,931 and 20,248 shares,
    respectively)                               99,504       154,289
  Cost of shares repurchased (36,972 and
    77,292 shares, respectively)              (320,018)     (601,028)
                                          ------------  ------------
Total                                          154,804       449,310
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                        (366,276)   (8,270,585)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     19,448,966     8,119,002
NET ASSETS
  Beginning of period                      204,465,781   196,346,779
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($343,592) AND $0, RESPECTIVELY]      $223,914,747  $204,465,781
                                          ============  ============

                       See Notes to Financial Statements                      19

Phoenix-Seneca Equity Opportunities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED APRIL 30,
                                          10/31/99         --------------------------------------------------------------
                                          (UNAUDITED)           1999             1998            1997            1996
Net asset value, beginning of period      $    8.72        $    8.04        $    6.89       $    8.81       $    7.40
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                (0.01)(4)        (0.02)(4)        (0.04)(4)       (0.03)(4)       (0.04)(4)
  Net realized and unrealized gain
    (loss)                                     1.21             1.33             2.82           (0.90)           2.34
                                          ---------        ---------        ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS         1.20             1.31             2.78           (0.93)           2.30
                                          ---------        ---------        ---------       ---------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment income           --               --               --              --              --
  Dividends from net realized gains           (0.36)           (0.63)           (1.63)          (0.94)          (0.89)
  In excess of net realized gains                --               --               --           (0.05)             --
                                          ---------        ---------        ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                     (0.36)           (0.63)           (1.63)          (0.99)          (0.89)
                                          ---------        ---------        ---------       ---------       ---------
Change in net asset value                      0.84             0.68             1.15           (1.92)           1.41
                                          ---------        ---------        ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD            $    9.56        $    8.72        $    8.04       $    6.89       $    8.81
                                          =========        =========        =========       =========       =========
Total return(1)                               14.20 %(3)       17.08 %          44.66 %        (12.19)%         32.86 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $220,832         $201,789         $194,296        $163,396        $213,600
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.23 %(2)        1.24 %(5)        1.18 %          1.23 %          1.25 %
  Net investment income (loss)                (0.32)%(2)       (0.21)%          (0.55)%         (0.39)%         (0.53)%
Portfolio turnover                               67 %(3)         143 %            371 %           412 %           302 %


                                               1995
Net asset value, beginning of period      $    7.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 0.04
  Net realized and unrealized gain
    (loss)                                     0.58
                                          ---------
      TOTAL FROM INVESTMENT OPERATIONS         0.62
                                          ---------
LESS DISTRIBUTIONS
  Dividends from net investment income        (0.05)
  Dividends from net realized gains           (0.48)
  In excess of net realized gains                --
                                          ---------
      TOTAL DISTRIBUTIONS                     (0.53)
                                          ---------
Change in net asset value                      0.09
                                          ---------
NET ASSET VALUE, END OF PERIOD            $    7.40
                                          =========
Total return(1)                                9.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $179,666
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.32%
  Net investment income (loss)                 0.60%
Portfolio turnover                              358%

                                                                                CLASS B
                                          -----------------------------------------------------------------------------------
                                          SIX MONTHS                                                               FROM
                                           ENDED                          YEAR ENDED APRIL 30,                    INCEPTION
                                          10/31/99       ------------------------------------------------------   7/19/94 TO
                                          (UNAUDITED)       1999           1998          1997          1996       4/30/95
Net asset value, beginning of period      $  8.37        $  7.80        $  6.77       $  8.73       $  7.39       $ 7.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              (0.05)(4)      (0.08)(4)      (0.10)(4)     (0.09)(4)     (0.10)(4)     0.00
  Net realized and unrealized gain
    (loss)                                   1.17           1.28           2.76         (0.88)         2.33         0.59
                                          -------        -------        -------       -------       -------       ------
      TOTAL FROM INVESTMENT OPERATIONS       1.12           1.20           2.66         (0.97)         2.23         0.59
                                          -------        -------        -------       -------       -------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income         --             --             --            --            --           --
  Dividends from net realized gains         (0.36)         (0.63)         (1.63)        (0.94)        (0.89)       (0.48)
  In excess of net realized gains              --             --             --         (0.05)           --           --
                                          -------        -------        -------       -------       -------       ------
      TOTAL DISTRIBUTIONS                   (0.36)         (0.63)         (1.63)        (0.99)        (0.89)       (0.48)
                                          -------        -------        -------       -------       -------       ------
Change in net asset value                    0.76           0.57           1.03         (1.96)         1.34         0.11
                                          -------        -------        -------       -------       -------       ------
NET ASSET VALUE, END OF PERIOD            $  9.13        $  8.37        $  7.80       $  6.77       $  8.73       $ 7.39
                                          =======        =======        =======       =======       =======       ======
Total return(1)                             13.84 %(3)     16.18 %        43.58 %      (12.79)%       31.92 %       8.69 %(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $ 3,083        $ 2,677        $ 2,051       $ 1,666       $ 1,348       $  525
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.98 %(2)      1.99 %(5)      1.93 %        1.98 %        2.06 %       2.15 %(2)
  Net investment income (loss)              (1.06)%(2)     (0.97)%        (1.30)%       (1.15)%       (1.18)%      (0.06)%(2)
Portfolio turnover                             67 %(3)       143 %          371 %         412 %         302 %        358 %

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

20
                       See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund has distinct investment objectives. The Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Strategic Theme Fund seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Equity Opportunities Fund seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks.

  Each Fund offers both Class A and Class B shares. The Strategic Theme Fund also offers Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under t e direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

G. OPTIONS:

  The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Trust may purchase options which are included in the Trust's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                      1st $1      $1-2       $2+
Fund                                 Billion    Billion    Billion
- ----                                 --------   --------   --------
Small Cap Fund.....................   0.75%      0.70%      0.65%
Strategic Theme Fund...............   0.75%      0.70%      0.65%
Equity Opportunities Fund..........   0.70%      0.65%      0.60%

  Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Equity Opportunities Fund and Strategic Theme Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Equity Opportunities Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect majority-owned subsidiary of PHL.

  Roger Engemann & Associates, Inc. ("REA") serves as subadviser to PIC for the Small Cap Fund. For its services, REA is paid a fee by the Adviser ranging from 0.375% to 0.20% of the average daily net assets of the Small Cap Fund. REA is a wholly owned subsidiary of Pasadena Capital Corporation which in turn is a wholly owned subsidiary of PXP.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $18,608 for Class A shares and deferred sales charges of $307,244 for Class B shares and $590 for Class C shares, for the six months ended October 31, 1999. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and, prior to closing, 0.50% for Class M shares applied to the average daily net assets of each Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Trust that of the total amount expensed for the six months ended October 31, 1999, $825,868 was earned by the Distributor, $567,456 was earned by unaffiliated participants and $64,000 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1999, transfer agent fees were $588,546 of which PEPCO retained $258,347 which is net of the fees paid to State Street.

  At October 31, 1999, PHL and its affiliates held shares of the Trust as follows:

                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                           --------   ---------
Equity Opportunities Fund--Class A.......      173    $  1,654
Equity Opportunities Fund--Class B.......   26,519     242,118

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities (excluding short-term securities and options) for the six months ended October 31, 1999, aggregated the following:

                                    Purchases        Sales
                                   ------------   ------------
Small Cap Fund...................  $110,288,918   $141,631,185
Strategic Theme Fund.............   213,296,543    216,406,453
Equity Opportunities Fund........   135,875,796    152,926,575

  There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

  At April 30, 1999, the Small Cap Fund had a capital loss carryover of $23,761,798 expiring in 2007, which may be used to offset future capital gains.

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix-Seneca Strategic Theme Fund of the Phoenix Strategic Equity Series Fund was held on August 6, 1999 to approve the following matter:

    1. Approval of a subadvisory agreement with Seneca Capital Management LLC

On the record date for this meeting there were 10,849,409 shares outstanding and 63.11% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                             FOR      AGAINST    ABSTAIN
                                          ---------  ---------  ---------
1. Approval of investment subadvisory
  agreement                               6,382,737   203,929    260,143

PHOENIX STRATEGIC EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
Gail P. Seneca, Senior Vice President
Steven L. Colton, Vice President
Ron K. Jacks, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
Michael Kearney, Vice President
John S. Tilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926
World Wide Web address:
www.phoenixinvestments.com

PHONEIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfeild CT 06083-2200

[LOGO] PHOENIX
     INVESTMENT PARTNERS

PRSRT STD
U.S. Postage
PAID
ANDREWS
ASSOCIATES





PXP 679 (11/99)

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                                     PART C
                                OTHER INFORMATION

Item    15. Indemnification

        The response to this item is incorporated by reference to Part A of the Prospectus/Proxy Statement in this Registration Statement under the caption "Comparative Information on Shareholder Rights--Liability of Trustees."

Item    16. Exhibit

(1)(a) Declaration of Trust of the Registrant, previously filed, and filed via EDGAR as Exhibit 1.1 with Post-Effective Amendment No. 26 on August 29, 1997, incorporated herein by reference.

(1)(b) Amendment to Declaration of Trust of the Registrant creating additional classes and dual distribution system, filed with Post-Effective Amendment No. 9 on July 19, 1994 and filed via EDGAR as Exhibit 1.2 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

(1)(c) Amendment to Declaration of Trust of the Registrant, changing name of the Trust and establishing additional Series of the Trust, filed via EDGAR as Exhibit 1.3 with Post-Effective Amendment No. 13 on October 16, 1995, incorporated herein by reference.

(1)(d) Amendment to Declaration of Trust of the Registrant, changing the name of the Series of the Trust filed via EDGAR as Exhibit 1.4 with Post-Effective Amendment No. 14 on April 15, 1996, incorporated herein by reference.

(1)(e) Amendment to Declaration of Trust establishing an additional Series of the Trust filed via EDGAR as Exhibit 1.5 with Post-Effective Amendment No. 15 on May 24, 1996, incorporated herein by reference.

(1)(f) Amendment to Declaration of Trust creating additional classes and multi-class distribution system filed via EDGAR as Exhibit 1.6 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

(2)     By-laws of the Registrant, previously filed and filed via EDGAR as
        Exhibit 2.1 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(3)     [Not Applicable.]

(4)     Agreement and Plan of Reorganization. (i)

(5) Reference is hereby made to Article VI of Registrant's Declaration of Trust referenced in Exhibit 1 above.

(6)(a) Management Agreement between Registrant and National Securities & Research Corporation dated January 1, 1994, as assigned to Phoenix Investment Counsel Inc. effective June 1, 1998, previously filed, filed via EDGAR as Exhibit 5.1 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

(6)(b) Investment Advisory between Registrant and Phoenix Investment Counsel, Inc. dated October 16, 1995, filed via EDGAR as Exhibit 5.2 with Post-Effective Amendment No. 13 on October 16, 1995, incorporated herein by reference.

(6)(c) First Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and National Securities Research Corporation dated January 1, 1994, as assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.3 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

(6)(d) Second Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and National Securities and Research Corporation dated October 16, 1995, as assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.4 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

(6)(e) Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Seneca Capital Management LLC, dated June 26, 1998, on behalf of Equity Opportunities Fund filed via EDGAR as Exhibit 5.5 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(6)(f) Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates, Inc., dated June 26, 1998, on behalf of Small Cap Fund filed via EDGAR as Exhibit 5.6 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(7)(a) Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997, filed via EDGAR as Exhibit 6.1 with Post-Effective Amendment No. 28 on February 13, 1998, incorporated herein by reference.

(7)(b) Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers filed via EDGAR as Exhibit 6.2 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(7)(c) Form of Supplement to Phoenix Family of Funds Sales Agreement filed via EDGAR as Exhibit 6.3 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(7)(d) Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR as Exhibit 6.4 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(8)     Not Applicable.

(9) Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as Exhibit 8 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

(10)(a) Amended and Restated Distribution Plan for Class A Shares filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

(10)(b) Amended and Restated Distribution Plan for Class B Shares filed via EDGAR as Exhibit 15.2 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

(10)(c) Amended and Restated Distribution Plan for Class C Shares filed via EDGAR as Exhibit 15.3 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

(11) Opinion and consent of Goodwin, Procter & Hoar LLP with respect to legality of the shares being issued. (ii)

(12) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to tax matters relating to acquisition of the Phoenix-Seneca Mid Cap Fund (to be filed by Post-Effective Amendment).

(13)(a) Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning dated June 1, 1994, filed with Post-Effective Amendment No. 9 on July 19, 1994, filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

(13)(b) Sub-Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994 and filed via EDGAR as Exhibit
        9.2 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(13)(c) Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning dated November 19, 1997 and filed via EDGAR as
        Exhibit 9.3 with Post-Effective Amendment No. 28 on February 13, 1998, incorporated herein by reference.

(13)(d) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated March 23, 1998 and filed via EDGAR as Exhibit 9.4 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(13)(e) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated July 31, 1998 and filed via EDGAR as Exhibit 9.5 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

(14)    Consent of Independent Accountants. (iii)

(15)    Not Applicable.


(16) Powers of Attorney, previously filed via EDGAR with Post-Effective Amendment No. 30 on June 28, 1999.

(17)a   Form of Proxy Card for Phoenix-Seneca Mid Cap Fund. (iv)

(17)b   Prospectus of Phoenix-Seneca Strategic Theme Fund dated August 27, 1999.
        (iv)

-----------------
(i) Filed as Exhibit A to the Prospectus/Proxy Statement contained in Part A of the Registrant's Registration Statement on Form N-14, Registration No. 333-87215, (filed September 16, 1999) and incorporated herein by reference.

(ii) Filed as an exhibit to the Registrant's Registration Statement on Form N-14, Registration No. 333-87215, (filed September 16, 1999) under the same exhibit number and incorporated herein by reference.

(iii)   Filed herewith.

(iv) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, Registration No. 333-87215, (filed December 23, 1999) under the same exhibit number and incorporated herein by reference.


Item    17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an Opinion of Counsel or a copy of an IRS ruling supporting the tax consequences of the reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 4th day of January 2000.



                                         Phoenix Strategic Equity Series Fund


                                         By: /s/ Philip R. McLoughlin
                                             -----------------------------------
                                                 Name:  Philip R. McLoughlin
                                                 Title: President

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

           Signature                                      Title
           ---------                                      -----

-----------------------------------
Robert Chesek*                                            Trustee


-----------------------------------
E. Virgil Conway*                                         Trustee


 /s/  Nancy G. Curtiss
-----------------------------------
Nancy G. Curtiss                                          Treasurer


-----------------------------------
Harry Dalzell-Payne*                                      Trustee


-----------------------------------
Francis E. Jeffries*                                      Trustee


-----------------------------------
Leroy Keith, Jr.*                                         Trustee


 /s/ Philip R. McLoughlin
-----------------------------------
Philip R. McLoughlin                                      Trustee and President


-----------------------------------
Everett L. Morris*                                        Trustee


-----------------------------------
James M. Oates*                                           Trustee


-----------------------------------
Calvin J. Pedersen*                                       Trustee


-----------------------------------
Herbert Roth, Jr.*                                        Trustee


-----------------------------------
Richard E. Segerson*                                      Trustee

-----------------------------------
Lowell P. Weicker, Jr.*                                   Trustee


*By: /s/ Philip R. McLoughlin
     ------------------------------

*Philip R. McLoughlin pursuant to powers of attorney filed previously.